Income Taxes (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current tax expense	¥ 243,330	¥ 158,291	¥ 41,985
Deferred tax (income) expense	(18,744)	9,512	(14,736)
Income tax expense	¥ 224,586	¥ 167,803	¥ 27,249